Share Capital, textual (Details) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Subsidiary, Sale of Stock [Line Items]
Ordinary shares authorized (in shares)	200,000,000	200,000,000
Ordinary shares par value (in USD per share)	$ 0.001	$ 0.001
Common stock, shares issued (in shares)	103,005,748	101,526,708
Common stock, shares outstanding (in shares)	103,005,748	101,526,708
Preference shares authorized (in shares)	20,000,000	20,000,000
Preference shares par value (in USD per share)	$ 0.01	$ 0.01
Series B Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares outstanding (in shares)	0	379,514
Series C Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares outstanding (in shares)	2,300,000	2,300,000
Series D Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares outstanding (in shares)	3,200,000	3,200,000
Series A Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Preference shares authorized (in shares)	1,000,000